Risks Arising from Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Denominated Financial Assets and Liabilities	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Currency risk [member] | British Pound [Member]
Financial assets
Cash and cash held in trust | £		£ 20,087			£ 75,315
Trade and other receivables | £		104,753			149,223
Loan receivable | £		466,000			400,000
Total financial assets | £		590,840			624,538
Financial liabilities
Trade and other payables | £		998,092			923,725
Loans and borrowings | £		36,771			25,000
Total financial liabilities | £		£ 1,034,863			£ 948,725
Market risk [member] | Euro [Member]
Financial assets
Cash | €			€ 46,202			€ 42,664
Trade and other receivables | €			136,963			986,320
Total financial assets | €			183,165			1,028,984
Financial liabilities
Trade and other payables | €			2,171,878			3,201,180
Loans and borrowings | €			3,225,389			3,307,633
Total financial liabilities | €			€ 5,397,267			€ 6,508,813
Market risk [member] | Canadian Dollar [Member]
Financial assets
Cash	$ 22,949			$ 140,423
Marketable securities				357,143
Total financial assets	22,949			497,566
Financial liabilities
Trade and other payables	3,356,916			3,629,380
Due to related party	2,744,510			810,206
Holdback payable	511,238			511,238
Lease liabilities	179,412			448,064
Loans and borrowings	340,469
Total financial liabilities	$ 7,132,545			$ 5,398,888